Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (127,530)	$ 12,866	$ 62,738	$ 35,908	$ 131,172
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	16,361	10,070	47,158	48,347	16,246
Deferred taxes	134,250	0	2,195	0	0
Abandoned equipment and intangibles	0	1	2	135	131
Impairment			0	0	2,241
Accretion of asset retirement obligations	29	25	121	115	46
Bad debt expense			0	0	65
Equity based compensation	12,015	0
Amortization of loan fees	208	131	1,746	456	366
Deferred income taxes	135,213	0	2,262	(339)	550
Equity in earnings of investment	0	30	(14)	(11)	(55)
(Gain) on sale of assets	0	(6,129)	(22,700)	(6,734)	(105,333)
Gain on certificate of deposit			0	(3)	(3)
Loss on derivative instruments	4,153	1,657	2,607	796	1,979
Net cash payments on settled derivatives	(312)	(109)	(886)	(474)	(856)
Changes in operating assets and liabilities:
Accounts receivable and accounts receivable from related parties	(7,529)	2,464	(3,758)	(3,907)	(22,719)
Other assets	(9,039)	(6,387)	(17,739)	(2,148)	(624)
Interest payable	89	(227)	44	63	23
Accounts payable	8,350	365	(5,380)	(1,722)	2,298
Accrued expenses	(1,007)	(172)	7,211	1,982	1,266
Net cash provided by operating activities	31,001	14,585	73,345	72,803	26,243
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of premium for put options			0	0	(2,588)
Restricted cash			0	0	(150)
Proceeds from sale of assets	0	115,339	115,339	63,196	182,640
Increase in equity investment			0	(1,146)	0
Additions to other property and equipment	(1,294)	255	(3,265)	(1,287)	(402)
Additions to oil and natural gas properties	(177,530)	(57,237)	(231,665)	(173,983)	(95,654)
Net cash provided by (used in) investing activities	(178,824)	58,357	(119,591)	(113,220)	83,846
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of debt issuance costs			0	0	(241)
Capital contributions			300	0	0
Issuance of common stock	163,144	0
Distributions	(1,663)	(29,805)	(30,000)	0	0
Borrowings under long-term debt	110,000	0	101,569	90,000	55,086
Restricted short term investment			1,031	0	0
Payments on long-term debt	(126,155)	(85,000)	(85,000)	(25,000)	(160,000)
NPI payable	0	20,349	20,348	16,583	0
Net cash provided by (used in) financing activities	145,326	(94,456)	8,248	81,583	(105,155)
NET CHANGE IN CASH	(2,497)	(21,514)	(37,998)	41,166	4,934
CASH AT BEGINNING OF YEAR	13,234	52,263	51,232	10,066	5,132
CASH AT END OF YEAR	10,737	30,749	13,234	51,232	10,066
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	624	3,420	3,373	3,420	3,293
NON-CASH ACTIVITIES
Assets purchased included in accounts payable and accrued expenses	14,442	2,202	16,901	21,416	20,099
Asset retirement obligation acquired	2,412	0	296	0	694
Common stock issued for oil and gas properties	677,402	0
Deferred tax liabilities recorded for oil and gas property acquisitions	195,777	0
Elimination of NPI payable	$ 36,931	$ 0